SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign currency risk
Aggregate amounts of cash and cash equivalent denominated in RMB	$ 30,221	$ 63,154	$ 11,875	$ 14,142
Foreign currency risk | China, Yuan Renminbi
Foreign currency risk
Aggregate amounts of cash and cash equivalent denominated in RMB	$ 15,853	$ 15,830